UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Vinik Asset Management, L.P.
           ----------------------------------------------------
Address:   260 Franklin Street
           ----------------------------------------------------
           Boston, MA  02110
           ----------------------------------------------------

Form 13F File Number:   28-6160
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey N. Vinik
     ----------------------------------------------------
Title:     Senior Managing Member of sole general partner
           ----------------------------------------------
Phone:     (617) 204-5400
           ----------------------------------------------

Signature, Place, and Date of Signing:

  /s/Jeffrey N. Vinik               Boston, MA             2/14/03
-----------------------   ------------------------------  ----------
     [Signature]                   [City, State]           [Date]

The Form 13F Information Table attached hereto sets forth only the 'Section 13(f) securities' under management at September 30, 2002 and required to be reported on Form 13F, and may bear no relation to current holdings. All persons are cautioned against taking any investment or other action on the basis of this information. The limited contents of Form 13F can not be used as a basis of determining actual or prospective performance, and any attempt to use such information may be materially misleading.


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             2
                                                        -------------

Form 13F Information Table Entry Total:                       50
                                                        -------------

Form 13F Information Table Value Total:                  $66,620
                                                        -------------
                                                         (thousands)

List of Other Included Managers:

   No.        Form 13F File Number                  Name

   1               28-6162                      Jeffrey N. Vinik
------           -----------              -----------------------------
   2               28-6166                      Michael S. Gordon
------           -----------              -----------------------------



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                                                                FORM 13F INFORMATION TABLE

                                                                VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
           NAME OF ISSUER         TITLE OF CLASS     CUSIP     x($1000)  PRN AMT PRN CALL DISCRETN  MANAGERS   SOLE  SHARED   NONE
  ------------------------------  ----------------  ---------  --------  -------- --- ---- -------- ---------  ----- ------- ------

D ALCON INC                      COMMON STOCK     H01301102     2170    55000 SH       OTHER    02               0    55000      0

D ALTIRIS CORP SHS               COMMON STOCK     02148M100       57     3600 SH       OTHER    01               0     3600      0
D ALTIRIS CORP SHS               COMMON STOCK     02148M100      201    12600 SH       OTHER    02               0    12600      0

D ARM HOLDINGS PLC SPONS ADR     ADRS STOCKS      042068106       15     5800 SH       OTHER    01               0     5800      0
D ARM HOLDINGS PLC SPONS ADR     ADRS STOCKS      042068106       11     4200 SH       OTHER    02               0     4200      0

D BELO CORPORATION COM STK       COMMON STOCK     080555105      185     8700 SH       OTHER    01               0     8700      0
D BELO CORPORATION COM STK       COMMON STOCK     080555105      134     6300 SH       OTHER    02               0     6300      0

D BIOSITE INC COM                COMMON STOCK     090945106      405    11900 SH       OTHER    02               0    11900      0

D BROADCOM CORP CLASS A COM STK  COMMON STOCK     111320107      602    40000 SH       OTHER    02               0    40000      0

D CA PIZZA KITCHN COM STK        COMMON STOCK     13054D109     3604   143000 SH       OTHER    02               0   143000      0

D CEC ENTERTAINMENT INC          COMMON STOCK     125137109      737    24000 SH       OTHER    02               0    24000      0

D CHIPPAC INC COM                COMMON STOCK     169657103       74    20800 SH       OTHER    01               0    20800      0
D CHIPPAC INC COM                COMMON STOCK     169657103       53    15000 SH       OTHER    02               0    15000      0

D CITRIX SYSTEMS INC COM         COMMON STOCK     177376100      180    14600 SH       OTHER    01               0    14600      0
D CITRIX SYSTEMS INC COM         COMMON STOCK     177376100     1976   160400 SH       OTHER    02               0   160400      0

D CORINTHIAN COLLEGS INC         COMMON STOCK     218868107      189     5000 SH       OTHER    01               0     5000      0
D CORINTHIAN COLLEGS INC         COMMON STOCK     218868107     1155    30500 SH       OTHER    02               0    30500      0

D CORRECTIONS CORP OF AMERICA NE COMMON STOCK     22025Y407      943    55000 SH       OTHER    02               0    55000      0

D ELECTRONIC ARTS COM            COMMON STOCK     285512109      931    18700 SH       OTHER    02               0    18700      0

D EMULEX CORP COM NEW            COMMON STOCK     292475209       54     2900 SH       OTHER    01               0     2900      0
D EMULEX CORP COM NEW            COMMON STOCK     292475209      247    13300 SH       OTHER    02               0    13300      0

D FINISH LINE INC CL A           COMMON STOCK     317923100      148    14000 SH       OTHER    02               0    14000      0

D FLEETWOOD ENTERPRISES INC COM  COMMON STOCK     339099103       46     5800 SH       OTHER    01               0     5800      0
D FLEETWOOD ENTERPRISES INC COM  COMMON STOCK     339099103       33     4200 SH       OTHER    02               0     4200      0

D GAMESTOP CORP Cl A             COMMON STOCK     36466R101      466    47500 SH       OTHER    02               0    47500      0

D GEORGIA GULF CORP NEW          COMMON STOCK     373200203      134     5800 SH       OTHER    01               0     5800      0
D GEORGIA GULF CORP NEW          COMMON STOCK     373200203       97     4200 SH       OTHER    02               0     4200      0

D HANCOCK FABRICS INC            COMMON STOCK     409900107      183    12000 SH       OTHER    02               0    12000      0

D HEWLETT PACKARD CO USD1 COM    COMMON STOCK     428236103     1302    75000 SH       OTHER    02               0    75000      0

D HOLLYWOOD ENTERTAINM ENT CORP  COMMON STOCK     436141105      356    23600 SH       OTHER    02               0    23600      0

D ITT EDL SVCS INC COM           COMMON STOCK     45068B109      763    32400 SH       OTHER    02               0    32400      0

D JOS A BANK CLOTHIERS  INC COM  COMMON STOCK     480838101      217    10200 SH       OTHER    02               0    10200      0

D K-SWISS INC COM CL A           COMMON STOCK     482686102     1025    47200 SH       OTHER    02               0    47200      0

D LOEHMANNS HLDGS INC COM        COMMON STOCK     540411501       90     5800 SH       OTHER    01               0     5800      0
D LOEHMANNS HLDGS INC COM        COMMON STOCK     540411501       97     6200 SH       OTHER    02               0     6200      0

D MEDICAL SYSTEMS                COMMON STOCK     45255A104      278    15000 SH       OTHER    02               0    15000      0

D NASDAQ-100 SHARES COM US ETFS  US ETF'S - US TR 631100104      609    25000 SH       OTHER    02               0    25000      0

D NETSCREEN TECHNOLOGI ES INC    COMMON STOCK     64117V107     1233    73229 SH       OTHER    02               0    73229      0

D NEXTEL COMMUNICATIONS INC      COMMON STOCK     65332V103      116    10000 SH       OTHER    02               0    10000      0

D OFFICEMAX INC COM              COMMON STOCK     67622M108     4102   820300 SH       OTHER    02               0   820300      0

D OVERLAND STORAGE INC COM       COMMON STOCK     690310107      136     9300 SH       OTHER    01               0     9300      0
D OVERLAND STORAGE INC COM       COMMON STOCK     690310107      118     8100 SH       OTHER    02               0     8100      0

D PACIFIC SUNWEAR OF CALIFORNIA  COMMON STOCK     694873100     8185   462700 SH       OTHER    02               0   462700      0

D PENN-AMER GROUP INC COM        COMMON STOCK     707247102        2      200 SH       OTHER    01               0      200      0
D PENN-AMER GROUP INC COM        COMMON STOCK     707247102      227    25100 SH       OTHER    02               0    25100      0

D PHILADELPHIA CONS HLDGS CORP   COMMON STOCK     717528103      117     3300 SH       OTHER    01               0     3300      0
D PHILADELPHIA CONS HLDGS CORP   COMMON STOCK     717528103     3767   106420 SH       OTHER    02               0   106420      0

D PIER 1 IMPORTS INC GA COM      COMMON STOCK     720279108       78     4100 SH       OTHER    01               0     4100      0
D PIER 1 IMPORTS INC GA COM      COMMON STOCK     720279108     7210   380900 SH       OTHER    02               0   380900      0

D PLATINUM UNDERWR               COMMON STOCK     G7127P100      427    16200 SH       OTHER    01               0    16200      0
D PLATINUM UNDERWR               COMMON STOCK     G7127P100      574    21800 SH       OTHER    02               0    21800      0

D QUALCOMM INC COM               COMMON STOCK     747525103      106     2900 SH       OTHER    01               0     2900      0
D QUALCOMM INC COM               COMMON STOCK     747525103    17034   468100 SH       OTHER    02               0   468100      0

D RMH TELESERVICES INC COM       COMMON STOCK     749938106       61     5800 SH       OTHER    01               0     5800      0
D RMH TELESERVICES INC COM       COMMON STOCK     749938106       44     4200 SH       OTHER    02               0     4200      0

D ROBERT HALF INTL INC COM       COMMON STOCK     770323103      161    10000 SH       OTHER    02               0    10000      0

D ROSS STORES INC USD0 .01 COM   COMMON STOCK     778296103      598    14100 SH       OTHER    02               0    14100      0

D SAFENET INC                    COMMON STOCK     78645R107      215     8500 SH       OTHER    02               0     8500      0

D SFBC INTL COM                  COMMON STOCK     784121105      277    21350 SH       OTHER    01               0    21350      0
D SFBC INTL COM                  COMMON STOCK     784121105      219    16900 SH       OTHER    02               0    16900      0

D SHARPER IMAGE CORP COM         COMMON STOCK     820013100      288    16500 SH       OTHER    02               0    16500      0

D SIEBEL SYS INC COM             COMMON STOCK     826170102       86    11600 SH       OTHER    01               0    11600      0
D SIEBEL SYS INC COM             COMMON STOCK     826170102       99    13400 SH       OTHER    02               0    13400      0

D SPORTS AUTH INC COM            COMMON STOCK     849176102       70    10000 SH       OTHER    02               0    10000      0

D TIVO INC COM STK               COMMON STOCK     888706108       52    10000 SH       OTHER    02               0    10000      0

D TRANSWITCH CORP COM            COMMON STOCK     894065101        4     5800 SH       OTHER    01               0     5800      0
D TRANSWITCH CORP COM            COMMON STOCK     894065101        3     4200 SH       OTHER    02               0     4200      0

D USI HLDGS CP                   COMMON STOCK     90333H101      180    15300 SH       OTHER    02               0    15300      0

D VODAFONE GROUP PLC ADR         ADRS STOCKS      92857W100      181    10000 SH       OTHER    02               0    10000      0

D YELLOW CORP COM                COMMON STOCK     985509108      882    35000 SH       OTHER    02               0    35000      0

S REPORT SUMMARY                 50 DATA RECORDS               66620        2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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